Equity securities and other investments - Equity securities summary (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020
Net unrealized gains (losses) recognized during the period for equity securities still held as of the end of the period	¥ 25,940	¥ (9,624)
Net gains recognized during the period from disposals of equity securities during the period	3	496
Net gains (losses) recognized during the period on equity securities	25,943	(9,128)
Upward adjustments	3,776	1,742
Impairments and downward adjustments	5,667	5,854
Investments in privately held companies recorded using measurement alternative	77,082		¥ 80,939
Realized gains or losses on disposal of debt investments	0	0
Impairment losses on debt investments	¥ 97	¥ 841